Average Annual Total Returns - LVIP MFS International Growth Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	MSCI EAFE Growth Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI EAFE Growth Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI EAFE Growth Index (net dividends) (reflects no deductions for fees, expenses or taxes) 10 years
Total	14.54%	12.44%	7.77%	14.25%	12.16%	7.50%	18.29%	10.50%	7.51%